Cash and cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Cash and cash equivalents and restricted cash
(7)	Cash and cash equivalents and restricted cash

Cash and cash equivalents and restricted cash as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Cash on hand and bank deposits	$264,565	$490,657
Demand and term deposits (1)	8,543	18,325

Cash and cash equivalents	273,108	508,982
Restricted cash (2)	4,843	5,465

Cash and cash equivalents and restricted cash	$277,951	$514,447

(1)

As of December 31, 2018 and 2017, within the cash equivalents, there are demand and term deposits that amounted to $8,543 and $ 18,325, respectively. The use of term deposits depends on the cash requirements of the Group. As of December 31, 2018, term deposits accrue annual interest rates between 2,61% and 4,85% in Colombian pesos and between 2,05% and 4,59% in dollars. As of December 31, 2017, term deposits accrue annual interest rates between 3.77% and 5.52% in colombian pesos and between 2.10% and 6.50% in dollars.

(2)

As of December 31, 2018, the restricted cash includes resources in administration in an trust, which have a specific destination in relation to the object for which they were constituted, they consist among others in the payment of capital and interests to the bondholders.